Income tax - Unrecognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income tax
Gross deductible temporary differences for which no deferred tax assets recognized	$ 42,836	$ 30,521
Share issue costs and property and equipment
Income tax
Gross deductible temporary differences for which no deferred tax assets recognized	6,309	8,434
Loss carry forward | Canada
Income tax
Gross deductible temporary differences for which no deferred tax assets recognized	15,338	14,640
Loss carry forward | Brazil
Income tax
Gross deductible temporary differences for which no deferred tax assets recognized	21,153	7,340
Other Assets
Income tax
Gross deductible temporary differences for which no deferred tax assets recognized	$ 36	$ 107